Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Payments for Employment Agreements	Future payments for employment agreements as of June 30, 2025, are as follows:
Amount
Twelve months ending June 30:
2026	$485,000
2027	256,667
2028	165,000
Total minimum payment required	$906,667

Schedule of Consolidated Financial Statements

The Company’s contracted expenditures commitments as of June 30, 2025 but not provided in the interim condensed consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-2	3-5
Contractual Obligations	Nature	Total	1 year	years	years
Service fee commitments	(a)	$91,562	$91,562	$-	$-
Operating lease commitments	(b)	217,539	155,970	41,824	19,745
		$309,101	$247,532	$41,824	$19,745

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems and Cauley International (Thailand) Co., Ltd. (“Cauley”) to provide maintenance service relating to counting machines for the Company’s Secure Logistics business. The service agreements with Stander and Cauley are comprised of a monthly fixed service fee and certain other fees as specified in the agreements, which will expire in August 2025 and December 2025, respectively.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.